Condensed Financial Statements of the Company - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member]	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 70,915,441	$ 9,988,231	¥ 23,066,336
Restricted cash			69,646,000
Short-term investment	83,824,022	11,806,367
Amounts due from related parties	143,650,752	20,232,785	20,253,624
Prepayments and other current assets	1,770,675	249,394
Total current assets	300,160,890	42,276,777	112,965,960
Non-current assets
Long-term investment	14,136,050	1,991,021	22,440,969
Total non-current assets	14,136,050	1,991,021	22,440,969
Total assets	314,296,940	44,267,798	135,406,929
Current liabilities
Short-term bank borrowings			37,157,952
Shareholders’ loan, at amortized cost	21,192,353	2,984,880	15,122,654
Share of losses in excess of investments in subsidiaries and VIEs	121,008,632	17,043,709	49,689,927
Accrued expenses and other current liabilities	38,751,114	5,457,980	28,001,161
Convertible loans, at fair value	6,372,830	897,594	14,949,326
Convertible loans, at amortized cost	3,541,350	498,789	18,964,600
Total current liabilities	196,394,141	27,661,535	166,142,888
Non-current liabilities
Convertible loans, at fair value	7,964,014	1,121,708	3,897,606
Warrant liabilities	87,279	12,293	5,747,884
Option liability			12,762,104
Shareholders’ loan, at amortized cost	56,928,815	8,018,256	76,099,976
Convertible loans, at amortized cost	3,500,000	492,965
Other non-current liabilities	10,405,554	1,465,592	4,162,222
Total non-current liabilities	78,885,662	11,110,814	102,669,792
Total liabilities	275,279,803	38,772,349	268,812,680
Mezzanine equity
Total mezzanine equity			1,368,520,061
Shareholders’ equity/(deficit)
Series seed convertible preferred shares			58,565,485
Additional paid-in capital	1,816,654,303	255,870,407
Accumulated deficit	(1,644,382,306)	(231,606,404)	(1,478,040,573)
Accumulated other comprehensive loss	(135,581,744)	(19,096,289)	(83,132,274)
Total shareholders’ equity/(deficit)	39,017,138	5,495,449	(1,501,925,812)
Total liabilities, mezzanine equity and shareholders’ equity	314,296,941	44,267,798	135,406,929
Related Party [Member]
Current liabilities
Amounts due to related parties	5,527,862	778,583	2,257,268
Series A Redeemable Convertible Preferred Shares [Member]
Mezzanine equity
Total mezzanine equity			78,343,351
Series A-1 Redeemable Convertible Preferred Shares [Member]
Mezzanine equity
Total mezzanine equity			65,189,547
Series B Redeemable Convertible Preferred Shares [Member]
Mezzanine equity
Total mezzanine equity			90,688,766
Series B-1 Redeemable Convertible Preferred Shares [Member]
Mezzanine equity
Total mezzanine equity			100,365,667
Series B-2 Redeemable Convertible Preferred Shares [Member]
Mezzanine equity
Total mezzanine equity			181,300,496
Series C Redeemable Convertible Preferred Shares [Member]
Mezzanine equity
Total mezzanine equity			151,311,737
Series C-1 Redeemable Convertible Preferred Shares [Member]
Mezzanine equity
Total mezzanine equity			701,320,497
Class A Ordinary Shares [Member]
Shareholders’ equity/(deficit)
Ordinary shares value	2,230,296	314,131	584,961
Common Class B [Member]
Shareholders’ equity/(deficit)
Ordinary shares value	¥ 96,589	$ 13,604	¥ 96,589